UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    City of London Investment Management Company Limited
Address: 10 Eastcheap
         London, United Kingdom   EC3M 1LX




The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  D.F. Allison
Title: Company Secretary
Phone: +44 171 711 0771

Signature, Place and Date of Signing:

/s/  D.F. Allison  London, United Kingdom  October 18, 1999
     ---------------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:

Form 13F Information Table Entry Total:       29

Form 13F Information Table Value Total:   299,509

List of Other Included Managers:

No.  13F File Number     Name




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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Asia Pacific Fund Inc          Common           044901106    12498  1379000 SH       SOLE               1379000
Asia Tigers Fund Inc           Common           04516T105    15942  1939690 SH       SOLE               1939690
Chile Fund Inc                 Common           168834109     1658   160800 SH       SOLE                160800
European Warrant Fund          Common           298792102      156    10600 SH       SOLE                 10600
Fidelity Advisor Emerging Asia Common           315920413     6187   438600 SH       SOLE                438600
Fidelity Advisor Korea Fund    Common           315804104     6882   815620 SH       SOLE                815620
First Philippine Fund          Common           336100102     1195   187400 SH       SOLE                187400
Foreign & Colonial Emerging Mi Common           345451108     4065   322752 SH       SOLE                322752
Greater China Fund, Inc        Common           39167B102     4051   535700 SH       SOLE                535700
Irish Investment Fund, Inc     Common           462710104       33     2100 SH       SOLE                  2100
India Fund, Inc.               Common           454089103    33995  2746996 SH       SOLE               2746996
India Growth Fund, Inc.        Common           454090101    12045  1056000 SH       SOLE               1056000
Jardine Fleming India Fund, In Common           471112102     3686   424300 SH       SOLE                424300
Korean Investment Fund, inc    Common           500637103     5804   933300 SH       SOLE                933300
Korea Equity Fund, Inc         Common           50063B104     3376   745100 SH       SOLE                745100
Korea Fund, Inc                Common           500634100    17388  1377200 SH       SOLE               1377200
Mexico Fund, Inc               Common           592835102    23201  1683456 SH       SOLE               1683456
MSDW Africa Investment Fund, I Common           617444104    26350  2829326 SH       SOLE               2829326
MSDW Asia Pacific Fund, Inc    Common           61744U106    43526  4478400 SH       SOLE               4478400
MSDW India Investment, Inc.    Common           61745C105    32274  2512800 SH       SOLE               2512800
New Germany Fund Inc           Common           644465106      176    15000 SH       SOLE                 15000
R.O.C. Taiwan Fund Inc.        Common           749651105     9809  1330000 SH       SOLE               1330000
Scudder New Asia Fund          Common           811183102     2218   150700 SH       SOLE                150700
Taiwan Equity Fund, Inc.       Common           874031107     5907   452200 SH       SOLE                452200
Taiwan Fund Inc.               Common           874036106     4911   275200 SH       SOLE                275200
Templeton Dragon Fund, Inc     Common           88018T101    10398  1255600 SH       SOLE               1255600
Templeton China World Fund, In Common           88018X102     9320  1337300 SH       SOLE               1337300
Templeton Vietnam Opportunitie Common           88022J107     2350   272400 SH       SOLE                272400
Turkish Investment Fund, Inc.  Common           900145103      108    13950 SH       SOLE                 13950
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